Operating leases (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 1,071	£ 1,298
Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	9
Not later than one year [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	115	203
Not later than one year [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	0
Over one year but not more than five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	258	476
Over one year but not more than five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	0	9
Over five years [member] | Property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	698	619
Over five years [member] | Equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	£ 0	£ 0